SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F HOLDINGS REPORT (13F-HR)
____________________________________________________________________

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 1999

CHECK HERE IF AMENDMENT 	[   ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):	[   ]   IS A RESTATEMENT
				[   ]   ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:				Paribas Asset Management, Inc.
ADDRESS:			787 Seventh Avenue
				New York, New York 10019

13F FILE NUMBER:		28-2970

THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:		Timothy Malloch
TITLE:		President/CEO
PHONE:		(212) 841-3200

SIGNATURE, PLACE AND DATE OF SIGNING:

Timothy Malloch	New York, NY	November 4, 1999


REPORT TYPE (CHECK ONLY ONE):

[ x ]	13F HOLDINGS REPORT

[   ]	13F NOTICE

[   ]	13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934







FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:	2

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO.	13F FILE NUMBER			NAME

01	28-4902				Paribas
02	28-5228				Paribas Asset Management SA


SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 1999

CHECK HERE IF AMENDMENT       [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):	[  ]   IS A RESTATEMENT
					[  ]   ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:				Paribas
ADDRESS:			3, rue d'Antin
				75002 Paris, France

13F FILE NUMBER:		28-4902


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.









PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			Pierre Edouard Noyelle
TITLE:		General Secretary
PHONE:		(33-1) 42 98 05 54


SIGNATURE, PLACE AND DATE OF SIGNING:

Pierre Edouard Noyelle	Paris, France		November 4, 1999

REPORT TYPE (CHECK ONLY ONE):

[    ]	13F HOLDINGS REPORT

[ x ]		13F NOTICE

[    ]	13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO.	13F FILE NUMBER			NAME


SPECIAL ELECTRONIC FILING
SUBMISSION - FORM 13F NOTICE (13F-NT)
____________________________________________________________________


REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 1999

CHECK HERE IF AMENDMENT            [  ];  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONE):    [   ]  IS A RESTATEMENT
			                         [   ] ADDS NEW HOLDINGS ENTRIES



INSTITUTIONAL MANAGER FILING THIS REPORT:

NAME:			      	Paribas Asset Management S.A.
ADDRESS:			41, avenue de l'Opera
                             75002 Paris, France

13F FILE NUMBER:		28-5228


THE INSTITUTIONAL INVESTMENT MANAGER SUBMITTING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:		 Guy de Froment
TITLE:		Chairman
PHONE:		(33-1) 42 98 68 92


SIGNATURE, PLACE AND DATE OF SIGNING:

Guy de Froment	Paris, France		November 4, 1999


REPORT TYPE (CHECK ONLY ONE):

[    ]	13F HOLDINGS REPORT

[ x ]	13F NOTICE

[    ]	13F COMBINATION REPORT



LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Paribas Asset Management, Inc. (28-2970)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:



FORM 13F INFORMATION TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO.	13F FILE NUMBER			NAME


S:  Admin/legal/SEC//1999/q3-
SEC13F-11-15-99.doc




Form 13F

Reporting Manager: Paribas Asset Management S.A.

Quarter Ending: September 30th, 1999













Form 13F
Reporting Manager: Paribas Asset Management S.A.
Quarter Ending: September 30th, 1999

         Item 1          Item 2   Item 3    Item 4     Item 5        Item 6      Item 7      Item 8

                                                                   Investment Discretion   Voting Authority
                                                     Shares or               Shared
                        Title of  Cusip   Fair MarketPrinicipalSole  Shared  Other     Sole  Shared  None
     Name of Issuer      Class    Number     Value     Amount  (A)    (B)    (C) Manage(A)    (B)    (C)

America Online          Common  02364J104332,410,560.   311,640       311,640                 311,640
American International GCommon  026874107315,193,545.   174,764       174,764                 174,764
Amgen Inc.              Common  031162100932,670,090.   400,860       400,860                 400,860
Applied Materials Inc.  Common  038222105116,531,900.   212,800       212,800                 212,800
Associates First CapitalCommon  0460081088   8,208.00       228           228                     228
Bed Bath & Beyond       Common  075896100918,729,434.   536,084       536,084                 536,084
Bmc Software            Common  055921100017,457,815.   243,952       243,952                 243,952
Bristol Myers Squibb Co.Common  110122108316,098,750.   238,500       238,500                 238,500
Capital One Financial   Common  14040H105932,801,340.   841,060       841,060                 841,060
Cardinal Health         Common  14149Y108231,201,250.   572,500       572,500                 572,500
Carnival Corp"a"        Common  143658102617,373,900.   399,400       399,400                 399,400
Cbs Corp                Common  12490K107931,787,625.   687,300       687,300                 687,300
Cendant Corp            Common  151313103731,430,244. 1,770,718     1,770,718               1,770,718
Cisco System Inc.       Common  17275R102316,773,541.   244,646       244,646                 244,646
Citigroup Inc           Common  17296710161,085,612.0    24,673        24,673                  24,673
Computer Associates InteCommon  204912109617,490,243.   285,555       285,555                 285,555
Continental Airlines"b" Common  210795308315,174,450.   463,342       463,342                 463,342
Dayton Hudson Corp      Common  239753106032,702,830.   544,480       544,480                 544,480
Equifax Inc.            Common  294429105116,948,378.   602,609       602,609                 602,609
Estee Lauder"a"         Common  518439104414,635,156.   374,660       374,660                 374,660
Fnma Federal National MoCommon  313586109016,275,681.   259,632       259,632                 259,632
Ford Motor Co.          Common  345370100130,654,023.   610,790       610,790                 610,790
Gap Inc                 Common  364760108328,902,496.   903,203       903,203                 903,203
General Mills Inc       Common  370334104616,646,850.   205,200       205,200                 205,200
Guidant Corp            Common  401698105631,764,232.   592,340       592,340                 592,340
Home Depot Inc.         Common  437076102916,710,187.   243,500       243,500                 243,500
Lexmark International GrCommon  529771107016,864,750.   209,500       209,500                 209,500
Lucent Technologies     Common  549463107131,586,340.   486,880       486,880                 486,880
Mbna Corp               Common  55262L100829,825,450. 1,307,417     1,307,417               1,307,417
Medimmune               Common  584699102515,795,515.   158,500       158,500                 158,500
Medtronic Inc           Common  585055106115,265,000.   430,000       430,000                 430,000
Microsoft Corp.         Common  594918104533,098,782.   365,480       365,480                 365,480
Morgan Stanley Dean WittCommon  617446448615,518,625.   174,000       174,000                 174,000
Network Associates Inc  Common  640938106715,101,100.   789,600       789,600                 789,600
Oakley Inc              Common  673662102910,589,287. 1,711,400     1,711,400               1,711,400
Paychex Inc             Common  704326107917,086,387.   500,700       500,700                 500,700
Peco Energy             Common  693304107015,442,500.   411,800       411,800                 411,800
Pharmacia And Upjohn SweCommon  0000289928  84,402.21     1,700         1,700                   1,700
Quaker Oats Co          Common  747402105930,655,968.   495,450       495,450                 495,450
Safeway Inc.            Common  786514208427,947,771.   734,260       734,260                 734,260
Schering Plough Corp.   Common  806605101730,854,217.   707,260       707,260                 707,260
Staples Inc.            Common  855030102716,692,670.   765,280       765,280                 765,280
Sun Microsystems Inc    Common  866810104616,728,282.   179,874       179,874                 179,874
Tech Data Corp          Common  878237106114,404,109.   618,700       618,700                 618,700
Tellabs Inc             Common  879664100416,688,381.   293,100       293,100                 293,100
Tjx Co Inc              Common  872540109014,929,250.   532,000       532,000                 532,000
Tyco Int.               Common  902124106534,712,650.   336,200       336,200                 336,200
Unisys Corp.            Common  909214108716,023,887.   355,100
United Technologies CorpCommon  913017109631,524,237.   531,494
Us West                 Common  91273H101435,715,418.   625,900
Watson Pharmaceiticals  Common  942683103114,683,141.   480,430
Xilinx Inc.             Common  983919101516,330,387.   249,200       249,200                 249,200
Total: September 30th, 1999               1,083,606,825,195,661    23,202,737              23,202,737
